Financial instruments - Effect of derivatives on consolidated financial statements (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Interest income recorded as an effect of financial instruments	€ 56,409	€ 52,948
Interest expense recorded as an effect of financial instruments	358,995	343,807
Credit losses recorded as an effect of financial instruments	42,470	44,374
Net losses from foreign currency transactions	32,662	9,898
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	12,036	(3,585)	€ 6,123
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(3,379)	126	€ (2,062)
Derivatives - cash flow hedging instruments
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	12,036	(3,585)
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(3,379)	126
Amount reclassified from hedge reserve included in Interest income/expense	1,355	1,206
Amount reclassified from hedge reserve included in revenue	2,698	275
Amount reclassified from cost of hedging included in revenue	40	773
Amount reclassified from hedge reserve included in cost of revenue	(2,088)	72
Amount reclassified from cost of hedging included in cost of revenue	2,157	(1,060)
Amount reclassified from hedge reserve included in Inventory	(418)	1,013
Amount reclassified from cost of hedging included in Inventory	12	(2)
Amount reclassified from hedge reserve	1,547	2,566
Amount reclassified from cost of hedging	2,209	(289)
Derivatives - cash flow hedging instruments | Foreign exchange contracts
Financial instruments
Fair value gain (loss) recognized in AOCI on hedging instrument (hedge reserve)	12,036	(3,585)
Fair value gain (loss) recognized in AOCI on hedging instrument (cost of hedging)	(3,379)	126
Derivatives - not designated as hedging instruments
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Total	21,911	(47,737)
Derivatives - not designated as hedging instruments | Foreign exchange contracts
Financial instruments
Amount of (Gain) Loss recognized in income on Derivatives - Selling, general and administrative expense	8,914	(49,214)
Amount of (Gain) Loss recognized in income on Derivatives - Interest income/expense	€ 12,997	€ 1,477